Cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents [abstract]
Deposits	€ 3,438	€ 63,036	€ 84,884
Cash and bank balances	48,252	119,747	141,255
Cash and cash equivalents	€ 51,690	€ 182,783	€ 226,139	€ 104,072